Debt, Revolving Credit Facility (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Jan. 29, 2016
Revolving Credit Facility
Total loan availability	$ 1,600
Maximum loan availability	2,100	$ 1,000
Revolving credit facility
Revolving Credit Facility
Total loan availability	600	$ 900
Borrowings under Revolving Credit Facility	285
Unused loan availability	$ 315
Unused loan availability, percentage	53.00%
Weighted average interest rate	2.76%
Revolver maturity date	Jan. 29, 2021
Collateral	Our Revolving Credit Facility is non-recourse to Tesoro, except for TLGP, and is guaranteed by all of our consolidated subsidiaries, with the exception of Rendezvous Gas Services L.L.C., and secured by substantially all of our assets.
Dropdown Credit Facility
Revolving Credit Facility
Total loan availability	$ 1,000
Borrowings under Revolving Credit Facility	250
Unused loan availability	$ 750
Unused loan availability, percentage	75.00%
Weighted average interest rate	2.70%
Revolver maturity date	Jan. 29, 2021